AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 2009.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 226	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 228	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on January 29, 2010 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 159 to its Registration Statement until January 29, 2010. Post-Effective Amendment No. 159 to the Trust’s Registration Statement relates to the PowerShares Lux Nanotech Portfolio, which was created pursuant to Post-Effective Amendment No. 35 to the Trust’s Registration Statement filed on July 12, 2005.  Post-Effective Amendment No. 159 to the Trust’s Registration Statement was filed in order to include global securities in PowerShares Lux Nanotech Portfolio’s portfolio.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 175, 180, 189, 193, 197, 201, 203, 204, 205, 206, 207, 208, 209, 210, 211, 212, 213, 214, 215, 216, 217, 219, 221, 223, 224, 225 and 226 to the Trust’s Registration Statement filed on March 31, 2008, April 25, 2008, May 23, 2008, June 20, 2008, July 18, 2008, August 15, 2008, September 12, 2008, September 22, 2008, September 26, 2008, October 10, 2008, November 7, 2008, December 5, 2008, December 19, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009, August 14, 2009, September 11, 2009, October 9, 2009, November 6, 2009, December 4, 2009 and December 31, 2009, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 159 under the Securities Act of 1933 and Amendment No. 161 under the Investment Company Act of 1940, filed on January 31, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 31st day of December, 2009.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	December 31, 2009
Andrew Schlossberg

/s/ Bruce T. Duncan	Chief Financial Officer,	December 31, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ H. Bruce Bond	Chairman and Trustee	December 31, 2009
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	December 31, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	December 31, 2009
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	December 31, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	December 31, 2009
Donald S. Wilson

*By: /s/ Stuart M. Strauss		December 31, 2009
Stuart M. Strauss
Attorney-In-Fact